Annual Total Returns [BarChart] - Cornerstone Aggressive Fund - None or same as Fund Name	Oct. 01, 2021
Bar Chart Table:
2013	13.00%
2014	2.77%
2015	(3.43%)
2016	5.65%
2017	17.90%
2018	(9.34%)